RELATED PARTY TRANSACTIONS (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Outstanding December 31	CAD 2,551,000,000	CAD 2,358,000,000
Interest expense, related party	68,000,000	38,000,000	CAD 28,000,000
Demand Credit Facility
Related Party Transaction [Line Items]
Outstanding December 31	CAD 2,551,000,000	CAD 2,358,000,000
Effective Interest Rate	3.20%	2.70%
Transcanada
Related Party Transaction [Line Items]
Interest income, related party	CAD 0	CAD 19,000,000	29,000,000
Accounts payable, related parties	16,000,000	19,000,000
Interest Related Party
Related Party Transaction [Line Items]
Interest paid	68,000,000	CAD 36,000,000	CAD 29,000,000
Unsecured Loan Facility | Line of Credit | Operated affiliates
Related Party Transaction [Line Items]
Amount	CAD 3,000,000,000.0